BUSINESS COMBINATIONS	2 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
BUSINESS COMBINATIONS

5.	BUSINESS COMBINATIONS

5.1	Golden Harvests LLC

On May 1, 2021, the Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,181 and cash payments of $849,536. Consideration remaining to be paid at the date of these consolidated financial statements included cash payments of $360,000.

Total consideration	Common shares	$
Cash paid	-	479,000
Cash payable	-	370,537
Common shares issued	825,000	122,376
Common shares issued	200,000	35,806
Total	1,025,000	1,007,719

During the year ended October 31, 2023, 200,000 common shares with an aggregate fair value of $35,806 were issued.

On December 1, 2021, the Company and the seller of the 60% controlling interest in Golden Harvests agreed to extend the due date of the cash portion of business acquisition consideration payable until December 31, 2024, in exchange for monthly payments at a rate of 18% per annum. The Company may pay all or part of the cash portion of the business acquisition consideration payable prior to December 31, 2024. The following table summarizes the movement in business acquisition consideration payable.

Business acquisition consideration payable	$
Acquisition date fair value	370,537
Payments	(8,000)
Application of prepayments	(4,000)
Accretion	1,463
Balance – December 31, 2023, October 31, 2023, and 2022	360,000